INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2017
INCOME TAXES
Schedule of reconciliation of the expected income tax recovery to the actual income tax recovery

	Year ended December 31, 2017	Year ended December 31, 2016
Net loss	$(2,879)	$(2,877)
Statutory tax rate	26.0%	26.0%

Expected income tax recovery at the statutory tax rate	(749)	(748)
Permanent differences and other	(2)	(80)
Change in valuation allowance	751	828

Net deferred Income tax recovery	$—	$—

Schedule of significant components of the Company's deferred income tax assets and liabilities

	December 31, 2017	December 31, 2016
Exploration and evaluation assets	$18	$14
Loss carry-forwards	3,048	2,366
Share issuance costs	237	175
Cumulative eligible capital	32	32
Equipment	93	91

	3,428	2,678
Valuation allowance	(3,428)	(2,678)

Net deferred tax asset	$—	$—

Schedule of tax pools relating to the deductible temporary differences and their expirations

	Canadian non-capital losses	Canadian net-capital losses	Canadian resource pools	Canadian share issue costs
2030	$696	$—	$—	$—
2031	517	—	—	—
2032	645	—	—	—
2033	847	—	—	—
2034	1,484	—	—	—
2035	2,141	—	—	—
2036	2,712	—	—	—
2037	2,622
No expiry	—	57	50,575	912

	$11,664	$57	$50,575	$912